T. ROWE PRICE Intermediate Tax-Free High Yield Fund
November 30, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
ALABAMA 2.2%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 435
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 106
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 208
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 205 119
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.00%, 1/1/22 (1)(2) 80 46
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33 (Tender
10/1/24)  200 196
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  375 365
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (3) 389 367
1,842
ALASKA 0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  70 68
68
ARIZONA 1.8%
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 500 482
Arizona IDA, Series A, 4.00%, 7/15/33 (3) 100 92
Arizona IDA, Series A, 4.00%, 7/15/34 (3) 100 91
Arizona IDA, Series A, 4.00%, 7/15/35 (3) 250 223
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (4) 325 335
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29 (1)(2) 100 83
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 103
Salt Verde Financial, 5.25%, 12/1/26  100 103
1,512
CALIFORNIA 4.3%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  225 233
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 754
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 163
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  93 92

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 199
California Municipal Fin. Auth., Mt. San Antonio Gardens Project,
Series B-1, 2.75%, 11/15/27  525 508
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (3) 130 124
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 253
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 203
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 97
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  250 252
Del Mar Race Track Auth., 5.00%, 10/1/38  120 112
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 96
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 514
3,600
COLORADO 4.7%
Colorado, COP, 6.00%, 12/15/35  500 615
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 100
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 93
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 362
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 510
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (4) 150 148
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 505
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 4.625%,
12/1/27  500 491
Park Creek Metropolitan Dist., Senior Limited Property, Series A,
5.00%, 12/1/30  500 513
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 122
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 417
3,876
CONNECTICUT 1.0%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 350
Connecticut Special Tax, Special Tax Obligation, Series A, 4.00%,
5/1/36  290 298
Hamden Town, Whitney Center, 5.00%, 1/1/30  160 152
800
DELAWARE 2.8%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 167

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 100
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 244
Delaware State HFA, Beebe Medical Center Project, 5.00%, 6/1/30  835 877
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 660
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 253
2,301
DISTRICT OF COLUMBIA 1.4%
District of Columbia, Ingleside at Rock Creek, Series A, 4.125%,
7/1/27  260 249
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 215
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 91
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 252
Metropolitan Washington Airports Auth. Dulles Toll Road, Series B,
Zero Coupon, 10/1/34 (5) 525 345
1,152
FLORIDA 4.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  200 203
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  125 129
Capital Trust Agency, The Marie Selby Botanical Gardens, 4.00%,
6/15/25 (3) 100 98
Capital Trust Agency, The Marie Selby Botanical Gardens, 4.00%,
6/15/31 (3) 100 91
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  15 15
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32  250 251
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 257
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.00%, 5/1/24  20 20
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 89
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  195 198
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (3)(4) 350 351
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 118

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 121
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 137
Miami-Dade County Aviation Revenue, 5.00%, 10/1/34 (4) 500 501
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  350 325
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 221
Seminole County IDA, Series A, 4.00%, 6/15/36 (3) 315 274
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (3) 110 109
3,508
GEORGIA 1.9%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (1)(2) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (1)(2) 200 90
Augusta Airport, Series A, 5.00%, 1/1/35  250 253
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 395 376
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 365 365
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  125 131
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 250 246
1,551
GUAM 0.5%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (4) 255 260
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 131
391
IDAHO 0.4%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 100
Idaho HFA, Saint Luke's Health, Series C, VRDN, 3.25%, 3/1/48  200 200
300
ILLINOIS 6.4%
Chicago, GO, 5.50%, 1/1/34  350 352
Chicago, Series A, GO, 5.00%, 1/1/27  145 150
Chicago, Series A, GO, 5.00%, 1/1/27 (6) 55 58
Chicago, Series A, GO, 5.00%, 1/1/34  500 535
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/27 (4) 250 250
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 162
Chicago Wastewater Transmission, 5.00%, 1/1/28  355 360
Chicago Wastewater Transmission, 5.00%, 1/1/28 (Prerefunded
1/1/25) (7) 145 147
Chicago Waterworks, 5.00%, 11/1/25  300 309
Illinois, GO, 5.00%, 5/1/32  250 250

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Illinois, GO, 5.50%, 5/1/25  125 128
Illinois, Series A, GO, 5.00%, 10/1/25  250 256
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  200 181
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.22%, 7/15/55  300 300
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  450 449
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 263
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 152
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/31 (8) 100 75
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/35 (8) 660 404
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
5.00%, 12/15/27  500 511
Village of Hillside, 5.00%, 1/1/24  50 50
5,342
INDIANA 1.9%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 175 164
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  425 427
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%, 11/1/30  100 90
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 318
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33 (9) 250 260
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (4) 350 350
1,609
KANSAS 0.1%
Manhattan, Downtown Redev. Star Bond Project, Series 2022-1,
4.00%, 6/1/27  50 50
50
KENTUCKY 2.3%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 452
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 524
Kentucky Public Energy Auth., Series B, VRDN, 4.00%, 1/1/49
(Tender 1/1/25)  750 745
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 197
1,918
LOUISIANA 1.8%
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28) (9) 150 152

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25) (7) 400 412
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 324
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 162
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  250 249
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 190
1,489
MARYLAND 7.1%
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  150 150
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  100 101
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 100
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (3) 285 247
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 281
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  60 60
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  100 100
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  100 99
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 102
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 540 550
Maryland Economic Dev., Marine Terminal, 5.75%, 9/1/25  255 255
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (4) 1,150 1,173
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 167
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 554
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 261
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (10) 60 62
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (10) 155 161
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 155
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 100
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (3) 250 248
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 316
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 94

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 96
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 92
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 201
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  25 25
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 140
5,890
MASSACHUSETTS 0.1%
Massachusetts Dev. Fin. Agency, UMass Boston Student Housing,
5.00%, 10/1/24  100 100
100
MICHIGAN 2.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/33  250 252
Detroit, GO, 5.00%, 4/1/37  500 511
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  95 86
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 510
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 272
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (4) 150 147
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  100 11
1,789
MINNESOTA 0.2%
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 165
165
MISSOURI 1.2%
Missouri HEFA, Washington Univ., Series C, VRDN, 3.25%, 3/1/40  200 200
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  75 65
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25  215 213
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  85 84
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29  150 154
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (3) 250 246
962
NEVADA 0.6%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 266
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 94

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  100 101
461
NEW HAMPSHIRE 0.9%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  236 227
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  172 164
National Fin. Auth., Series 2023-2, Class A, 3.875%, 1/20/38  149 139
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 100 74
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27 (1)
(2)(3) 167 10
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 98
712
NEW JERSEY 4.5%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (4)(6) 10 10
New Jersey Economic Dev. Auth., Series XX, 5.00%, 6/15/24  500 504
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 530 530
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  150 146
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 96
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (4) 125 123
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  600 504
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (8) 425 320
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 455
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33  1,000 1,048
3,736
NEW YORK 6.9%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 181
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 215 211
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 100 93
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)(4) 100 100
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3) 100 99
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 100 81
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 400 370

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 242
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 299
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/24  245 245
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  20 20
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 102
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/28  75 77
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/29  175 181
Metropolitan Transportation Auth., Series E-1, VRDN, 3.25%,
11/15/50  200 200
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (1)(2)(3) 225 214
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (2) 518 124
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 400 400
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 200
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (3)(4) 250 250
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (4) 60 57
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (4) 315 315
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 850 848
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27 (4) 495 499
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (4) 120 123
Westchester County Local Dev., Medical Center Obligated, 5.25%,
11/1/31 (10) 200 224
5,755
NORTH CAROLINA 0.6%
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  85 85
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 293
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  160 160
538

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
NORTH DAKOTA 0.3%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (10) 250 268
268
OHIO 1.4%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 396
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  190 168
Cleveland Airport, Series A, 5.00%, 1/1/29 (10) 125 127
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 96
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(4) 255 250
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 3.22%, 1/1/43  100 100
1,137
OKLAHOMA 0.7%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.70%,
4/1/25 (1)(2) 155 101
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 486
587
PENNSYLVANIA 5.0%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 250 254
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (3) 100 102
Butler County Hosp. Auth., 5.00%, 7/1/25  125 125
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28 (3) 90 89
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 3.00%, 1/1/24  250 250
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (3) 175 140
Delaware River Port Auth., 5.00%, 1/1/27  500 531
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 134
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25) (7) 200 204
Montgomery County IDA, Constellation Energy, Series A, VRDN,
4.10%, 4/1/53 (Tender 4/3/28)  250 250
Pennsylvania Economic DFA, 5.00%, 12/31/38 (4) 250 252
Pennsylvania Economic DFA, 5.25%, 6/30/35 (4) 500 532
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 200 219
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student Housing,
Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 4.44%, 7/1/39 (5) 125 107
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%, 10/1/53  298 315
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  310 320
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 204

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 147
4,175
PUERTO RICO 9.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 524 272
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 399 209
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 1,250 1,264
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,250 1,257
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  14 13
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  110 67
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  85 80
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  90 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  160 143
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  90 77
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  95 97
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 881
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 98
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  365 393
Puerto Rico Electric Power Auth., Series CCC, 4.25%, 7/1/23 (1)
(12) 100 25
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (1)
(12) 100 25
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (10) 130 129
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (1)(12) 200 50
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)(12) 120 30
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24 (10) 50 50
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (1)
(12) 100 25
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)(12) 245 61
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 172
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 950
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  543 391

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 294
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  363 344
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  416 394
7,873
RHODE ISLAND 0.2%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  200 200
200
SOUTH CAROLINA 1.0%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 503 290
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 72 27
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 185 12
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 216
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 200 20
South Carolina Jobs Economic Dev. Auth., Woodlands at Furman,
Series A, 5.00%, 11/15/30  85 84
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (4) 150 149
798
TENNESSEE 0.9%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/32  195 197
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27 (1) 100 85
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 5.50%, 7/1/37 (1) 100 68
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 100
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 282
732
TEXAS 7.3%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26) (3) 250 250
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 255
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  275 280
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 102
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 335

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  100 110
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (3) 385 327
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4) 680 677
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30 (4) 500 497
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (4) 100 98
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (4) 310 310
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4) 225 225
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 500 485
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 507
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61, (2.00% PIK) (1)(13) 156 57
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/25 (Prerefunded 4/1/24) (7) 100 100
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/39 (Prerefunded 4/1/24) (7) 25 25
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A, 5.00%,
11/15/26  245 236
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (7) 50 53
North East Texas Regional Mobility Auth., Senior Lien, 5.00%,
1/1/26  200 204
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 345 274
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 526
6,033
UTAH 0.6%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 419
Vineyard Redev. Agency, 4.00%, 5/1/39 (10) 100 101
520
VIRGINIA 4.9%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (7) 260 268
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  250 274
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  150 151
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 70 70
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  250 269

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 377
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement, 4.00%,
1/1/24  65 65
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community - Harbor, Series B, 4.00%, 1/1/25  305 299
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 101
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (4) 325 347
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (4) 425 452
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (4) 265 263
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (4) 400 376
Virginia Small Business Fin. Auth., Lifespire of Virginia, 3.00%,
12/1/23  100 100
Virginia Small Business Fin. Auth., Pure Salmon Virginia LLC,
VRDN, 5.00%, 11/1/52 (Tender 11/15/24) (4) 100 100
Virginia Small Business Fin. Auth., Senior Lien, 5.00%, 7/1/32 (4) 500 535
4,047
WASHINGTON 1.1%
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3) 100 95
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 194
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  750 645
934
WEST VIRGINIA 0.7%
Monongalia County, Series A, 5.00%, 6/1/33 (3) 250 254
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (4) 200 200
West Virginia Economic Dev. Auth., Mitchell Project, Series 2014-
A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (4) 150 150
604
WISCONSIN 3.3%
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (4) 500 478
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (3) 250 254
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (3) 250 252
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 80 79
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (3) 250 254

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 95 87
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4) 445 384
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 235
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27 (6) 250 269
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (3) 100 94
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 235 237
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3)(6) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 96
2,735
Total Investments in Securities 99.0%
(Cost $85,943) $ 82,060
Other Assets Less Liabilities 1.0% 838
Net Assets 100.0% $ 82,898
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$15,681 and represents 18.9% of net assets.
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Corporation
(6) Escrowed to maturity
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by National Public Finance Guarantee Corporation
(9) When-issued security
(10) Insured by Assured Guaranty Municipal Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments
17
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Valuation Inputs   On November 30, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F100-054Q3 11/23